Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000798737
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012

National Portfolio
NATIONAL PORTFOLIO
INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available without assuming what the Adviser considers to be undue risk to principal or income.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares", page 139 of the Portfolio's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - National Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - National Portfolio		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.05%	0.07%	0.05%	0.05%
Other Expenses: Interest Expense		0.01%	0.01%	0.01%	0.01%
Other Expenses		0.07%	0.07%	0.07%	0.07%
Total Other Expenses		0.13%	0.15%	0.13%	0.13%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver		0.88%	1.60%	1.58%	0.58%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.14%)	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	[2]	0.76%	1.46%	1.46%	0.46%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS 0.75% 1.45% 1.45% 0.45%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - National Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	375	448	248	47
After 3 Years	560	591	487	174
After 5 Years	761	857	848	312
After 10 Years	1,340	1,516	1,866	713

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - National Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	375	148	148	47
After 3 Years	560	491	487	174
After 5 Years	761	857	848	312
After 10 Years	1,340	1,516	1,866	713

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. The Portfolio may invest more than 25% of its assets in a single state.

The Portfolio may also invest in:

.  forward commitments;
.  tender option bonds ("TOBs");
.  zero coupon municipal securities and variable, floating and inverse floating  rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state's municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these  securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 7.66%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.69%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - National Portfolio		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A SHARES	[1]	7.34%	3.70%	4.49%
CLASS A SHARES Return After Taxes on Distributions	[1]	7.34%	3.69%	4.46%
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	6.33%	3.75%	4.47%
CLASS B SHARES		6.85%	3.61%	4.37%
CLASS C SHARES		8.95%	3.62%	4.08%
ADVISOR CLASS SHARES	[2]	11.04%	4.65%	5.12%	Aug 6, 2008
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		10.70%	5.22%	5.38%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 8/6/2008. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
National Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
After 1 Year	rr_ExpenseExampleYear01	375
After 3 Years	rr_ExpenseExampleYear03	560
After 5 Years	rr_ExpenseExampleYear05	761
After 10 Years	rr_ExpenseExampleYear10	1,340
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	375
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	761
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
Annual Return 2002	rr_AnnualReturn2002	4.03%
Annual Return 2003	rr_AnnualReturn2003	7.41%
Annual Return 2004	rr_AnnualReturn2004	4.85%
Annual Return 2005	rr_AnnualReturn2005	4.60%
Annual Return 2006	rr_AnnualReturn2006	5.51%
Annual Return 2007	rr_AnnualReturn2007	1.90%
Annual Return 2008	rr_AnnualReturn2008	(9.41%)
Annual Return 2009	rr_AnnualReturn2009	16.86%
Annual Return 2010	rr_AnnualReturn2010	3.54%
Annual Return 2011	rr_AnnualReturn2011	10.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.69%)
1 YEAR	rr_AverageAnnualReturnYear01	7.34%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	3.70%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	4.49%	[3]
National Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.34%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	3.69%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	4.46%	[3]
National Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.33%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	3.75%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	4.47%	[3]
National Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
After 1 Year	rr_ExpenseExampleYear01	448
After 3 Years	rr_ExpenseExampleYear03	591
After 5 Years	rr_ExpenseExampleYear05	857
After 10 Years	rr_ExpenseExampleYear10	1,516
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	491
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	857
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,516
1 YEAR	rr_AverageAnnualReturnYear01	6.85%
5 YEARS	rr_AverageAnnualReturnYear05	3.61%
10 YEARS	rr_AverageAnnualReturnYear10	4.37%
National Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
After 1 Year	rr_ExpenseExampleYear01	248
After 3 Years	rr_ExpenseExampleYear03	487
After 5 Years	rr_ExpenseExampleYear05	848
After 10 Years	rr_ExpenseExampleYear10	1,866
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	487
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	848
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,866
1 YEAR	rr_AverageAnnualReturnYear01	8.95%
5 YEARS	rr_AverageAnnualReturnYear05	3.62%
10 YEARS	rr_AverageAnnualReturnYear10	4.08%
National Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%	[2]
After 1 Year	rr_ExpenseExampleYear01	47
After 3 Years	rr_ExpenseExampleYear03	174
After 5 Years	rr_ExpenseExampleYear05	312
After 10 Years	rr_ExpenseExampleYear10	713
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	174
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	312
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	713
1 YEAR	rr_AverageAnnualReturnYear01	11.04%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.65%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	5.12%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 6, 2008	[6]
National Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NATIONAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available without assuming what the Adviser considers to be undue risk to principal or income.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares", page 139 of the Portfolio's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. The Portfolio may invest more than 25% of its assets in a single state.

The Portfolio may also invest in:

.  forward commitments;
.  tender option bonds ("TOBs");
.  zero coupon municipal securities and variable, floating and inverse floating  rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state's municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these  securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 7.66%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.69%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios
National Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.70%
5 YEARS	rr_AverageAnnualReturnYear05	5.22%
10 YEARS	rr_AverageAnnualReturnYear10	5.38%

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS 0.75% 1.45% 1.45% 0.45%
[3]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Inception date for Advisor Class shares: 8/6/2008. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

AllianceBernstein High Income Municipal Portfolio
HIGH INCOME MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares", page 139 of the Portfolio's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein High Income Municipal Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein High Income Municipal Portfolio		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses: Transfer Agent		0.04%	0.04%	0.04%
Other Expenses: Interest Expense		0.12%	0.12%	0.12%
Other Expenses		0.10%	0.10%	0.10%
Total Other Expenses		0.26%	0.26%	0.26%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver		1.06%	1.76%	0.76%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	[2]	0.92%	1.62%	0.62%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Portfolio to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Portfolio's total annualized operating expenses to exceed the net fee percentages reflected in the table. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and may be terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS C ADVISOR CLASS 0.80% 1.50% 0.50%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AllianceBernstein High Income Municipal Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
After 1 Year	391	265	[1]	63
After 3 Years	614	541		229
After 5 Years	854	941		409
After 10 Years	1,543	2,062		929
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase expenses by approximately $100.

PORTFOLIO TURNOVER

The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's turnover rate was 43% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may invest without limit in lower-rated securities ("junk bonds"), which may include securities having the lowest rating, and in unrated securities that, in the Adviser's judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage-related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of tender option bond transactions ("TOBs") and derivative instruments, such as interest rate swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state's municipal securities, the Portfolio may be vulnerable to events adversely affecting that state,  including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local  business or economic conditions, could have a significant effect on the  project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can .decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LEVERAGE RISK: To the extent the Portfolio uses leveraging techniques, such as TOBs, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments, such as lower-rated securities, are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual return in the bar chart is for the Portfolio's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.49%, 3RD QUARTER, 2010; AND WORST QUARTER WAS DOWN -7.30%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein High Income Municipal Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	9.54%	6.29%	[2]	Jan 26, 2010
CLASS A SHARES Return After Taxes on Distributions	[1]	9.54%	6.10%	[2]	Jan 26, 2010
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	8.19%	5.98%	[2]	Jan 26, 2010
CLASS C SHARES		11.14%	7.19%	[2]	Jan 26, 2010
ADVISOR CLASS SHARES		13.26%	8.25%	[2]	Jan 26, 2010
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		10.70%	6.41%	[2]	Jan 26, 2010
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class C shares because Class C shares have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes: 1/26/2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
AllianceBernstein High Income Municipal Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
After 1 Year	rr_ExpenseExampleYear01	391
After 3 Years	rr_ExpenseExampleYear03	614
After 5 Years	rr_ExpenseExampleYear05	854
After 10 Years	rr_ExpenseExampleYear10	1,543
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011	12.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.30%)
1 YEAR	rr_AverageAnnualReturnYear01	9.54%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.29%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 26, 2010	[3]
AllianceBernstein High Income Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.54%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.10%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 26, 2010	[3]
AllianceBernstein High Income Municipal Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.19%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.98%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 26, 2010	[3]
AllianceBernstein High Income Municipal Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[2]
After 1 Year	rr_ExpenseExampleYear01	265	[6]
After 3 Years	rr_ExpenseExampleYear03	541
After 5 Years	rr_ExpenseExampleYear05	941
After 10 Years	rr_ExpenseExampleYear10	2,062
1 YEAR	rr_AverageAnnualReturnYear01	11.14%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.19%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 26, 2010
AllianceBernstein High Income Municipal Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%	[2]
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	229
After 5 Years	rr_ExpenseExampleYear05	409
After 10 Years	rr_ExpenseExampleYear10	929
1 YEAR	rr_AverageAnnualReturnYear01	13.26%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 26, 2010
AllianceBernstein High Income Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH INCOME MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus and in "Purchase of Shares", page 139 of the Portfolio's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal period, the Portfolio's turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio's other holdings.

The Portfolio may invest without limit in lower-rated securities ("junk bonds"), which may include securities having the lowest rating, and in unrated securities that, in the Adviser's judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage-related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of tender option bond transactions ("TOBs") and derivative instruments, such as interest rate swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state's municipal securities, the Portfolio may be vulnerable to events adversely affecting that state,  including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local  business or economic conditions, could have a significant effect on the  project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can .decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LEVERAGE RISK: To the extent the Portfolio uses leveraging techniques, such as TOBs, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments, such as lower-rated securities, are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual return in the bar chart is for the Portfolio's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual return in the bar chart is for the Portfolio's Class A shares and does not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.49%, 3RD QUARTER, 2010; AND WORST QUARTER WAS DOWN -7.30%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class C shares because Class C shares have higher expense ratios
AllianceBernstein High Income Municipal Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.41%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 26, 2010

[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Portfolio to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Portfolio's total annualized operating expenses to exceed the net fee percentages reflected in the table. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and may be terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS C ADVISOR CLASS 0.80% 1.50% 0.50%
[3]	After-tax Returns: -Are shown for Class A shares only and will vary for Class C shares because Class C shares have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date for all Classes: 1/26/2010.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Assuming redemption at the end of the period, a 1% CDSC would increase expenses by approximately $100.

California Portfolio
CALIFORNIA PORTFOLIO
INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax and California personal income tax, that is available without assuming what the Adviser considers to be undue risk to income or principal.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus, and in "Purchase of Shares", page 139 of the Portfolio's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - California Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - California Portfolio		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.04%	0.05%	0.04%	0.03%
Other Expenses: Interest Expense		0.01%	0.01%	0.01%	0.01%
Other Expenses		0.06%	0.07%	0.06%	0.06%
Total Other Expenses		0.11%	0.13%	0.11%	0.10%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver		0.86%	1.58%	1.56%	0.55%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.12%)	(0.10%)	(0.09%)
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	[2]	0.76%	1.46%	1.46%	0.46%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS 0.75% 1.45 1.45% 0.45%

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - California Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	375	449	249	47
After 3 Years	556	587	483	167
After 5 Years	753	849	840	298
After 10 Years	1,320	1,497	1,848	681

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - California Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	375	149	149	47
After 3 Years	556	487	483	167
After 5 Years	753	849	840	298
After 10 Years	1,320	1,497	1,848	681

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of California or municipal securities with interest that is otherwise exempt from California state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  tender option bonds ("TOBs");

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the  rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting its economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value ofinvestments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate   losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its nvestment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 8.64%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.33%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - California Portfolio		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A SHARES	[1]	7.45%	3.76%	4.60%
CLASS A SHARES Return After Taxes on Distributions	[1]	7.45%	3.74%	4.57%
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	6.31%	3.79%	4.55%
CLASS B SHARES		6.98%	3.69%	4.49%
CLASS C SHARES		9.08%	3.69%	4.19%
ADVISOR CLASS SHARES	[2]	11.07%	4.70%	5.23%	Aug 6, 2008
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		10.70%	5.22%	5.38%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 8/6/2008. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
California Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
After 1 Year	rr_ExpenseExampleYear01	375
After 3 Years	rr_ExpenseExampleYear03	556
After 5 Years	rr_ExpenseExampleYear05	753
After 10 Years	rr_ExpenseExampleYear10	1,320
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	375
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	556
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	753
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,320
Annual Return 2002	rr_AnnualReturn2002	7.21%
Annual Return 2003	rr_AnnualReturn2003	4.44%
Annual Return 2004	rr_AnnualReturn2004	5.46%
Annual Return 2005	rr_AnnualReturn2005	5.01%
Annual Return 2006	rr_AnnualReturn2006	5.13%
Annual Return 2007	rr_AnnualReturn2007	2.17%
Annual Return 2008	rr_AnnualReturn2008	(7.31%)
Annual Return 2009	rr_AnnualReturn2009	14.03%
Annual Return 2010	rr_AnnualReturn2010	3.67%
Annual Return 2011	rr_AnnualReturn2011	10.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
1 YEAR	rr_AverageAnnualReturnYear01	7.45%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	3.76%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	4.60%	[3]
California Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.45%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	3.74%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	4.57%	[3]
California Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.31%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	3.79%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	4.55%	[3]
California Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
After 1 Year	rr_ExpenseExampleYear01	449
After 3 Years	rr_ExpenseExampleYear03	587
After 5 Years	rr_ExpenseExampleYear05	849
After 10 Years	rr_ExpenseExampleYear10	1,497
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	487
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	849
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,497
1 YEAR	rr_AverageAnnualReturnYear01	6.98%
5 YEARS	rr_AverageAnnualReturnYear05	3.69%
10 YEARS	rr_AverageAnnualReturnYear10	4.49%
California Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
After 1 Year	rr_ExpenseExampleYear01	249
After 3 Years	rr_ExpenseExampleYear03	483
After 5 Years	rr_ExpenseExampleYear05	840
After 10 Years	rr_ExpenseExampleYear10	1,848
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	840
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,848
1 YEAR	rr_AverageAnnualReturnYear01	9.08%
5 YEARS	rr_AverageAnnualReturnYear05	3.69%
10 YEARS	rr_AverageAnnualReturnYear10	4.19%
California Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%	[2]
After 1 Year	rr_ExpenseExampleYear01	47
After 3 Years	rr_ExpenseExampleYear03	167
After 5 Years	rr_ExpenseExampleYear05	298
After 10 Years	rr_ExpenseExampleYear10	681
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	47
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	167
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	298
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	681
1 YEAR	rr_AverageAnnualReturnYear01	11.07%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	4.70%	[6]
10 YEARS	rr_AverageAnnualReturnYear10	5.23%	[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 6, 2008	[6]
California Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALIFORNIA PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax and California personal income tax, that is available without assuming what the Adviser considers to be undue risk to income or principal.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus, and in "Purchase of Shares", page 139 of the Portfolio's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of California or municipal securities with interest that is otherwise exempt from California state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  tender option bonds ("TOBs");

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the  rights of investors in these securities. The Portfolio's investments in California municipal securities may be vulnerable to events adversely affecting its economy. California's economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California's economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value ofinvestments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate   losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its nvestment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 8.64%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.33%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios
California Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.70%
5 YEARS	rr_AverageAnnualReturnYear05	5.22%
10 YEARS	rr_AverageAnnualReturnYear10	5.38%

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS 0.75% 1.45 1.45% 0.45%
[3]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Inception date for Advisor Class shares: 8/6/2008. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

New York Portfolio
NEW YORK PORTFOLIO
INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and New York State and City income tax that is available without assuming what the Adviser considers to be undue risk to principal or income.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus, and in "Purchase of Shares", page 139 of the Portfolio's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - New York Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - New York Portfolio		CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.04%	0.06%	0.05%	0.04%
Other Expenses		0.08%	0.08%	0.07%	0.08%
Total Other Expenses		0.12%	0.14%	0.12%	0.12%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver		0.87%	1.59%	1.57%	0.57%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.14%)	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement		0.75%	1.45%	1.45%	0.45%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assumethat you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - New York Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	374	448	248	46
After 3 Years	558	588	484	171
After 5 Years	756	852	844	306
After 10 Years	1,330	1,507	1,857	702

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - New York Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	374	148	148	46
After 3 Years	558	488	484	171
After 5 Years	756	852	844	306
After 10 Years	1,330	1,507	1,857	702

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New York or municipal securities with interest that is otherwise exempt from New York state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling  to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in  fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting its economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector   contributing over one-fifth of the state's wages, the state's economy is  especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve ater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.36%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.73%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - New York Portfolio		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A SHARES	[1]	6.24%	3.81%	4.62%
CLASS A SHARES Return After Taxes on Distributions	[1]	6.24%	3.80%	4.61%
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	5.43%	3.81%	4.57%
CLASS B SHARES		5.82%	3.74%	4.48%
CLASS C SHARES		7.70%	3.73%	4.19%
ADVISOR CLASS SHARES	[2]	9.77%	4.77%	5.25%	Aug 6, 2008
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		10.70%	5.22%	5.38%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 8/6/08. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
New York Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	374
After 3 Years	rr_ExpenseExampleYear03	558
After 5 Years	rr_ExpenseExampleYear05	756
After 10 Years	rr_ExpenseExampleYear10	1,330
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	374
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	756
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,330
Annual Return 2002	rr_AnnualReturn2002	6.63%
Annual Return 2003	rr_AnnualReturn2003	6.08%
Annual Return 2004	rr_AnnualReturn2004	5.24%
Annual Return 2005	rr_AnnualReturn2005	4.17%
Annual Return 2006	rr_AnnualReturn2006	5.01%
Annual Return 2007	rr_AnnualReturn2007	2.63%
Annual Return 2008	rr_AnnualReturn2008	(4.69%)
Annual Return 2009	rr_AnnualReturn2009	13.00%
Annual Return 2010	rr_AnnualReturn2010	2.67%
Annual Return 2011	rr_AnnualReturn2011	9.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.73%)
1 YEAR	rr_AverageAnnualReturnYear01	6.24%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	3.81%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	4.62%	[2]
New York Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.24%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	3.80%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	4.61%	[2]
New York Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.43%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	3.81%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	4.57%	[2]
New York Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
After 1 Year	rr_ExpenseExampleYear01	448
After 3 Years	rr_ExpenseExampleYear03	588
After 5 Years	rr_ExpenseExampleYear05	852
After 10 Years	rr_ExpenseExampleYear10	1,507
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	488
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	852
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,507
1 YEAR	rr_AverageAnnualReturnYear01	5.82%
5 YEARS	rr_AverageAnnualReturnYear05	3.74%
10 YEARS	rr_AverageAnnualReturnYear10	4.48%
New York Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
After 1 Year	rr_ExpenseExampleYear01	248
After 3 Years	rr_ExpenseExampleYear03	484
After 5 Years	rr_ExpenseExampleYear05	844
After 10 Years	rr_ExpenseExampleYear10	1,857
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	484
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	844
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,857
1 YEAR	rr_AverageAnnualReturnYear01	7.70%
5 YEARS	rr_AverageAnnualReturnYear05	3.73%
10 YEARS	rr_AverageAnnualReturnYear10	4.19%
New York Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
After 1 Year	rr_ExpenseExampleYear01	46
After 3 Years	rr_ExpenseExampleYear03	171
After 5 Years	rr_ExpenseExampleYear05	306
After 10 Years	rr_ExpenseExampleYear10	702
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	171
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	306
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	702
1 YEAR	rr_AverageAnnualReturnYear01	9.77%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	4.77%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	5.25%	[5]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 6, 2008	[5]
New York Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW YORK PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and New York State and City income tax that is available without assuming what the Adviser considers to be undue risk to principal or income.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 72 of this Prospectus, and in "Purchase of Shares", page 139 of the Portfolio's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assumethat you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New York or municipal securities with interest that is otherwise exempt from New York state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling  to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in  fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New York municipal securities may be vulnerable to events adversely affecting its economy. New York's economy, while diverse, has a relatively large share of the nation's financial activities. With the financial services sector   contributing over one-fifth of the state's wages, the state's economy is  especially vulnerable to adverse events affecting the financial markets such as occurred in 2008-2009. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve ater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.36%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.73%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios
New York Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.70%
5 YEARS	rr_AverageAnnualReturnYear05	5.22%
10 YEARS	rr_AverageAnnualReturnYear10	5.38%

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[2]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	Inception date for Advisor Class shares: 8/6/08. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2012